5. Bank Premises and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Note 5. Bank Premises and Equipment

The major classes of bank premises and equipment and accumulated depreciation and amortization at December 31 were as follows:

	2018	2017

Buildings and improvements	$10,555,868	$11,148,715
Land and land improvements	2,586,373	2,433,971
Furniture and equipment	6,460,625	6,127,897
Leasehold improvements	1,155,284	1,155,284
Capital lease	991,014	991,014
Other prepaid assets	55,406	0
	21,804,570	21,856,881
Less accumulated depreciation and amortization	(12,091,115)	(11,512,704)
	$9,713,455	$10,344,177

The Company is obligated under non-cancelable operating leases for bank premises expiring in various years through 2026, with options to renew. Minimum future rental payments for these leases with original terms in excess of one year as of December 31, 2018 for each of the next five years and in aggregate are:

2019	$238,687
2020	219,044
2021	131,517
2022	100,582
2023	103,097
Subsequent to 2023	198,275
$991,202

Total rental expense amounted to $247,812 and $242,726 for the years ended December 31, 2018 and 2017, respectively.

Capital lease obligations

The following is a schedule by years of future minimum lease payments under capital leases, together with the present value of the net minimum lease payments as of December 31, 2018:

2019	$141,460
2020	110,460
2021	39,117
Total minimum lease payments	291,037
Less amount representing interest	(24,290)
Present value of net minimum lease payments	$266,747